Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

Pursuant to the 5,333,333 units sold by the Company in May 2012 for $800,000, a damages provision exists that calls for the Company to pay each investor 1.5% per month of the aggregate purchase price if a Registration Statement is not filed on or prior to sixty (60) days following the initial closing date of the offering. As of the filing date of this Form 10-Q, the Company has not filed a Registration Statement for the initial offering. Accordingly, the Company has recorded a liability of $12,000 as of August 20, 2012.

On July 3, 2012, the Board of Directors appointed Rod A. Shipman as an independent director. Mr. Shipman will serve as Lead Director as well as Chairman of the Audit and Compensation Committees.

On July 16, 2012, the Company issued the following shares of common stock:

·	160,648 shares of S-8 common stock for accounts payable valued at $39,846
·	75,000 shares of common stock to a financial advisory firm per a contract valued at $13,500
·	126,161 shares of common stock for accounts payable valued at $50,790

On July 16, 2012, the Company cancelled per the request of the recipient 38,025 shares of common stock previously issued for payment of an accounts payable valued at $5,704.

On August 2, 2012, the Company issued the following shares of common stock:

·	41,634 shares of S-8 common stock for accounts payable valued at $8,327
·	100,000 shares of common stock to an investment relations firm for services rendered during the six months ended June 30, 2012 valued at $9,000

On August 15, 2012, the Company issued 13,725 shares of common stock for exercise of stock options for cash of $138.